Redeemable Convertible Preferred Shares - Assumptions to Estimated Fair Value of Warrants (Detail) - $ / shares							12 Months Ended
		Apr. 24, 2014		Mar. 05, 2014	Feb. 06, 2014		Dec. 31, 2015	Dec. 31, 2013
Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	[1]			0.00%
Series D Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[2]				$ 4.47			$ 4.36
Risk-free interest rate	[4]				0.00%	[3],[5]		0.05%
Volatility rate	[5]				0.00%	[3],[4]		30.33%
Dividend yield					0.00%	[1]		0.00%
Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[4]			0.12%
Volatility rate	[5]			38.81%
Dividend yield				0.00%
Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	[4]	0.02%		0.04%
Volatility rate	[5]	42.74%		38.12%
Dividend yield		0.00%	[1]	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility rate							55.36%
Minimum [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[2]			$ 3.31
Risk-free interest rate	[4]			0.04%
Volatility rate	[5]			38.39%
Dividend yield				0.00%
Minimum [Member] | Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[6]			$ 4.50
Dividend yield	[1]			0.00%
Minimum [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[7]	$ 3.39		$ 3.31
Dividend yield		0.00%		0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility rate							59.91%
Maximum [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[2]			$ 4.65
Risk-free interest rate	[4]			0.12%
Volatility rate	[5]			38.81%
Dividend yield	[1]			0.00%
Maximum [Member] | Convertible Redeemable Preferred Shares [Member] | Series E Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[6]			$ 4.65
Dividend yield	[1]			0.00%
Maximum [Member] | Subscription Rights [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Spot price	[7]	$ 4.64		$ 4.65
Dividend yield		0.00%		0.00%

[1]	The Company has no history or expectation of paying dividends on its common shares.
[2]	Spot price – based on the fair value of 100 percent equity interest of the Company which was allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. For the valuation on March 5, 2014 and March 31, 2014, the probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%
[3]	Given that the maturity date of Series D warrant was February 6, 2014, the volatility rate and risk-free interest rate did not affect the valuation of the warrant on February 6, 2014.
[4]	Risk-free interest rate – based on the US Treasury Bond & Notes BFV curve from Bloomberg as at the valuation date.
[5]	Volatility – based on the average historical volatility of the comparable companies from Bloomberg as at the valuation date.
[6]	Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. For the valuation on March 5, 2014 and March 31, 2014, the probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10% .
[7]	Spot price – based on the fair value of 100 percent equity interest of the Company which is allocated to preferred shares and common shares of the Company as at the valuation date under different scenarios. The probability of the occurrence of an IPO is assumed to be 80%, the probability of the occurrence of a liquidation event is assumed to be 10% and the probability of the occurrence of a redemption event is assumed to be 10%.